Short-Term Investments	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
Short-Term Investments
4.
SHORT-TERM INVESTMENTS

As of December 31, 2024 and 2025, short-term investments included time deposits, and wealth management products in commercial banks of RMB335 and RMB9,527 (US$1,362), respectively.

For the years ended December 31, 2023, 2024 and 2025, the Group recognized interest income from its short-term investments of RMB6,668, RMB4,462 and RMB2,164 (US$309), respectively.

For the years ended December 31, 2023, 2024 the Group reversed a credit loss on short-term investments of RMB548 and RMB5, respectively. For the years ended December 31, 2025 the Group recognized a credit loss on short-term investments of RMB287 (US$41). Such amounts were recorded in “other expense” in the consolidated statements of comprehensive loss.